Investment loss (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Fair value change of investments accounted for at fair value	(109)	—	—
Fair value change of equity investments measured under NAV practical expedient	(2,675)	(257)	62
Dividends received from equity investments	237	361	198
Realized gain related to the investments accounted for at fair value	—	78	—
Gain/(Loss) on disposal of subsidiaries	331	(749)	(266)
Fair value change of short-term investments	—	(1,089)	(505)

Total	(2,216)	(1,656)	(511)